Schedule of Discontinued Operations (Details)	6 Months Ended
Jul. 15, 2014 USD ($)
Discontinued Operations [Member]
Cash consideration received	$ 800,000
Net assets disposed:
Cash	5,657
Capital assets	6,964
Mineral rights	800,000
Total Net Assets Disposed	812,621
Loss from discontinued operation	$ 12,621